General (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 16, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General (Textual)
Ownership interest percentage		82.00%
Deferred payments	$ 5,000
Percentage of outstanding shares of common stock	8.00%
Accrued milestone payments	$ 175
Capital gain amount		$ 769
Net loss		(9,587)	$ (6,571)	$ (6,433)
Negative cash flows from operating activities		$ (10,800)	$ (4,155)	$ (8,972)